Note 20 - Fair Value of collateral received (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Collateral Received
Securities and other financial assets accepted as collateral	€ 379,573	€ 309,107
Of which: [Abstract]
collateral sold or repledged	€ 324,757	€ 254,856